As filed with the Securities and Exchange Commission on November 6, 2008
1933 Act No. 333-146680
1940 Act No. 811-22132

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             ☒

Pre-Effective Amendment No. ____                                                                  ☐

Post-Effective Amendment No. __5__                                                             ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ☒

Amendment No. __7___

(Check appropriate box or boxes)

ABERDEEN FUNDS (Exact Name of Registrant as Specified in Charter)
5 Tower Bridge 300 Barr Harbor Drive, Suite 300 West Conshohocken, PA 19428 (Address of Principal Executive Offices) (Zip Code)

(610) 238-3600 (Registrant's Telephone Number, including Area Code)

Lucia Sitar, Esquire c/o Aberdeen Asset Management Inc 1735 Market Street, 37th Floor Philadelphia, PA 19103

(Name and Address of Agent for Service of Process)

With Copies to:

Barbara A. Nugent, Esquire Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐immediately upon filing pursuant to paragraph (b) of Rule 485

☒on November 16, 2008 pursuant to paragraph (b) of Rule 485

☐60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐on (date) pursuant to paragraph (a)(1) of Rule 485

☐75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     ☒This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment only relates to all of the share classes of the Aberdeen Core Plus Income Fund.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 5/7 to the Registration Statement for Aberdeen Funds (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment Nos. 3/5 (“PEA 3/5”), which was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) on August 25, 2008 (Accession Number 0001386893-08-000050) relating solely to all of the share classes of the Aberdeen Core Plus Income Fund (the “Fund”).

Accordingly, the Prospectus and Statement of Additional Information of the Fund as filed on Form N-1A (Nos. 333-146680 and 811-22132) in PEA 3/5, are incorporated herein by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 5/7 is intended to become effective on November 16, 2008.

PART C: OTHER INFORMATION

Item 23. Exhibits

(a)	(1) Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1. of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A filed on August 25, 2008 (Accession Number 0001386893-08-000050) (“Post-Effective Amendment No. 3”).

(a) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1.a. of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on June 23, 2008 ( Accession Number 0001193125-08-138324) (“Post Effective Amendment No. 2”).

(b) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Core Plus Income Fund is attached hereto as Exhibit EX-99.a.1.b.

(2) Certificate of Trust of Registrant, as filed with the Office of the Secretary of State of the State of Delaware on September 27, 2007, is incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A filed on October 12, 2007 (Accession Number 0001137439-07-000471).

(b)	Amended and Restated By-Laws of Registrant are incorporated by reference to Pre-effective Amendment No. 1 to the Registrant’s initial Registration Statement on Form N-1A filed on January 18, 2008 (Accession Number 0001386893-08- 000026) (“Pre-effective Amendment No. 1”).

(c)	(1) See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust.

(2) See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

(d)	(1) Investment Advisory Agreement between Registrant and Aberdeen Asset Management Inc. (“AAMI”) is incorporated by reference to Exhibit EX-99.d.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a) Form of Schedule A to the Investment Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.d.1.a. of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed on September 2, 2008 (Accession Number 0001386893-08-000052) (“Post-Effective Amendment No. 4”).

(2) Subadvisory Agreement between AAMI and Gartmore Global Partners is incorporated by reference to Exhibit EX-99.d.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(3) Subadvisory Agreement between AAMI and NorthPointe Capital LLC is incorporated by reference to Exhibit EX-99.d.3. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(4) Subadvisory Agreement between AAMI and Credit Suisse Asset Management, LLC is incorporated by reference to Exhibit EX-99.d.4. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(5) Subadvisory Agreement between AAMI and Security Investors, LLC is incorporated by reference to Exhibit EX-99.d.5. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(6) Subadvisory Agreement between AAMI and Aberdeen Asset Management Asia Limited is incorporated by reference to Exhibit EX-99.d.6. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(7) Subadvisory Agreement between AAMI and Aberdeen Asset Management Investment Services Limited is incorporated by reference to Exhibit EX-99.d.7. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a)	Form of Exhibit A to the Subadvisory Agreement between AAMI and Aberdeen Asset Management Investment Services Limited is incorporated by reference to Exhibit EX-99.d.7.a. of Post-Effective Amendment No. 3 filed on August 25, 2008.

(e)	(1) Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit EX-99.e.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a) Form of Schedule A to the Underwriting Agreement between Registrant and Aberdeen Fund Distributors is incorporated by reference to Exhibit EX-99.e.1.a. of Post-Effective Amendment No. 4 filed September 2, 2008.

(2) Form of Dealer Agreement is incorporated by reference to Exhibit EX-99.e.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(f)	Not Applicable.

(g)	(1) Global Custody Agreement between Registrant and JPMorgan Chase Bank, National Association is incorporated by reference to Exhibit EX-99.g.1. of Post- Effective Amendment No. 2 filed on June 23, 2008.

(a) Form of Schedule 6 to the Global Custody Agreement between Registrant and JPMorgan Chase Bank, National Association is incorporated by reference to Exhibit EX-99.g.1.a. of Post-Effective Amendment No. 4 filed on September 2, 2008.

(2) Mutual Fund Rider to the Global Custody Agreement between Registrant and JPMorgan Chase Bank, National Association is incorporated by reference to Exhibit EX-99.g.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(h)	(1) Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a) Form of Exhibit B to the Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX- 99.h.1.a. of Post-Effective Amendment No. 4 filed on September 2, 2008.

(2) Services Agreement between Registrant and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.2. of Post-Effective  Amendment No. 2 filed on June 23, 2008.

(a)	Amendment to Services Agreement is incorporated by reference to Exhibit EX-99.h.2.a. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(b)	Compliance Services Amendment to Services Agreement and Sub- Administration Agreement is incorporated by reference to Exhibit EX-99.h.2.b. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(c)	Form of Schedule A to Services Agreement between Registrant and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.2.c. of Post-Effective Amendment No. 4 filed on September 2, 2008.

(d)	Portal Services Amendment to Services Agreement is incorporated by reference to Exhibit EX-99.h.2.d. of Post-Effective Amendment No. 4 filed on September 2, 2008.

(3) Sub-Administration Agreement between AAMI and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.3. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a)	Amendment to Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.3.a. of Post-Effective Amendment No. 2 to filed on June 23, 2008.

(b)	Compliance Services Amendment to Services Agreement and Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.2.b. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(c)	Form of Schedule A to the Sub-Administration Agreement between AAMI and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.3.c. of Post-Effective Amendment No. 4 filed on September 2, 2008.

(4) Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a)	Form of Exhibit A to the Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4.a. of Post-Effective Amendment No. 4 filed on September 2, 2008.

(5) Form of Servicing Agreement is incorporated by reference to Exhibit EX-99.h.5. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a)	Form of Exhibit A to the Servicing Agreement is incorporated by reference to Exhibit EX-99.h.5.a. of Post-Effective Amendment No. 4 filed on September 2, 2008.

(6) Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a)	Form of Exhibit A to the Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6.a. of Post-Effective Amendment No. 4 filed on September 2, 2008.

(7) Website Services Agreement between Registrant, AAMI and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.7. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(a)	Form of Schedule D to the Website Services Agreement is incorporated by reference to Exhibit EX-99.h.7.a. of Post-Effective Amendment No. 4 filed on September 2, 2008.

(i)	Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable for initial 26 Funds (Stradley Ronon Stevens & Young, LLP) is incorporated by reference hereto as Exhibit EX-99.i of Post-Effective Amendment No. 2 filed on June 23, 2008.

(j)	Consent of Counsel is incorporated by reference to Exhibit EX-99.j. of Post- Effective Amendment No. 3 filed on August 25, 2008.

(k)	Not Applicable.

(l)      Initial Capital Agreement between Registrant and AAMI is incorporated by reference to Pre-effective Amendment No. 2 to the Registrant’s initial
Registration Statement on Form N-1A filed on February 5, 2008 (Accession No.000137439-08-000064).

(m)	(1) Distribution Plan is incorporated by reference to Exhibit EX-99.m. of Post- Effective Amendment No. 2 filed on June 23, 2008.

(2) Form of Distribution Plan is incorporated by reference to Exhibit EX-99.m.2. of Post-Effective Amendment No. 4 filed on September 2, 2008.

(n)	(1) Rule 18f-3 Plan is attached hereto as Exhibit EX-99.n.

(o)	Reserved.

(p) (1) Code of Ethics of Registrant is incorporated by reference to Exhibit EX-99.p.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

          (2) Code of Ethics of Aberdeen Asset Management Inc., Aberdeen Asset Management Investment Services Limited and Aberdeen Asset Management
Asia Limited is incorporated by reference to Pre-effective Amendment No. 1 filed on January 18, 2008.

(3) Code of Ethics of Gartmore Global Partners is incorporated by reference to Pre-effective Amendment No. 1 filed on January 18, 2008.

(4) Code of Ethics of NorthPointe Capital LLC is incorporated by reference to Pre-effective Amendment No. 1 filed on January 18, 2008.

(5) Code of Ethics of Credit Suisse Asset Management, LLC incorporated by reference to Pre-effective Amendment No. 1 filed on January 18, 2008.

(6) Code of Ethics of Security Investors, LLC is incorporated by reference to Pre-effective Amendment No. 1 filed on January 18, 2008.

(7) Code of Ethics of Aberdeen Fund Distributors LLC is incorporated by reference to Exhibit EX-99.p.7. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(q)      (1) Powers of Attorney with respect to the Trust for P. Gerald Malone, Warren C. Smith, Richard H. McCoy, Jack Solan, Peter D. Sacks, Martin
Gilbert,John T.Sheehy and Gary Bartlett are incorporated by reference to Exhibit EX-99.q.1. of Pre-effective Amendment No. 1 filed on January 18, 2008.

           (2) Powers of Attorney with respect to the Trust for William Baltrus, Vincent Esposito, Joseph Malone, Jennifer Nichols and Lucia Sitar are incorporated by reference to Exhibit EX-99.q.2. of Pre-effective Amendment No. 1 filed on January 18, 2008.

(3) Power of Attorney with respect to the Trust for Megan Kennedy is incorporated by reference to Exhibit EX-99.q.3. of Post-Effective Amendment No. 3 filed August 25, 2008.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 25.

Indemnification

(a)	Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust (“Trust Declaration”) provides that the Registrant (the “Trust”), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct referred to herein as “Disqualifying Conduct”).

For the purpose of this indemnification and limitation of liability, “Agent” means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative. To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust. No amendment or repeal of Article VII of the Trust Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

(b) The Registrant’s Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person’s capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

(c) In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and the Registrant’s sub-advisers, administrator, principal underwriter and custodian are provided in: (1) Section 7(b) of the Investment Advisory Agreement between the Registrant and Aberdeen Asset Management, Inc. (“AAMI”) (2) Section 10(b) of the Sub-Advisory Agreements among the Registrant, AAMI and each of the following sub-advisers; (a) Credit Suisse Asset Management, LLC; (b) Gartmore Global Partners; (c) Security Investors, LLC;(d) NorthPointe Capital LLC; (e) Aberdeen Asset Management Asia Limited and(f) Aberdeen Asset Management Investment Services Limited; (3) Section 9(a)and (b) of the Underwriting Agreement between the Registrant and Aberdeen Fund Distributors LLC; (4) Section 10(a) and (b) of the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. and (g) Section 7.1(c) of the Global Custody Agreement between the Registrant and JP Morgan Chase Bank, N.A. Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties. These Agreements are incorporated herein by references to Item 23.

Item 26. Business and Other Connections of the Investment Adviser.

The Registrant’s investment adviser, Aberdeen Asset Management Inc. (“AAMI”), is a Delaware corporation. In addition to providing investment advisory services to registered management investment companies, AAMI provides investment advisory services to individual accounts. Additional information as to AAMI and the directors and officers of AAMI is included in AAMI’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-49966), which is incorporated herein by reference and sets forth the officers and directors of AAMI and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAMI and such officers and directors during the past two years.

The Registrant’s subadviser, Gartmore Global Partners (“GGP”), is a Delaware partnership. Additional information as to GGP and the directors and officers of GGP is included in GGP’s Form ADV filed with the SEC (File No. 801-48811), which is incorporated herein by reference and sets forth the officers and directors of GGP and information as to any business, profession, vocation or employment of a substantial nature engaged in by GGP and such officers and directors during the past two years.

The Registrant’s subadviser, NorthPointe Capital LLC (“NorthPointe”), is a Delaware limited liability company. Additional information as to NorthPointe and the directors and officers of NorthPointe is included in NorthPointe’s Form ADV filed with the SEC (File No. 801-57064), which is incorporated herein by reference and sets forth the officers and directors of NorthPointe and information as to any business, profession, vocation or employment of a substantial nature engaged in by NorthPointe and such officers and directors during the past two years.

The Registrant’s subadviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), is a Delaware limited liability company. Additional information as to Credit Suisse and the directors and officers of Credit Suisse is included in Credit Suisse’s Form ADV filed with the SEC (File No. 801-37170), which is incorporated herein by reference and sets forth the officers and directors of Credit Suisse and information as to any business, profession, vocation or employment of a substantial nature engaged in by Credit Suisse and such officers and directors during the past two years.

The Registrant’s subadviser, Security Investors, LLC, is a limited liability company. Additional information as to Security Investors, LLC and the directors and officers of Security Investors, LLC is included in Security Investors, LLC’s Form ADV filed with the SEC (File No. 801-8008), which is incorporated herein by reference and sets forth the officers and directors of Security Investors, LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Security Investors, LLC and such officers and directors during the past two years.

The Registrant’s subadviser, Aberdeen Asset Management Investment Services Limited (“AAMISL”), is a United Kingdom corporation. Additional information as to AAMISL and the directors and officers of AAMISL is included in AAMISL’s Form ADV filed with the SEC (File No. 801-12880), which is incorporated herein by reference and sets forth the officers and directors of AAMISL and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAMISL and such officers and directors during the past two years.

The Registrant’s subadviser, Aberdeen Asset Management Asia Limited (“AAMAL”), is a Singapore corporation. Additional information as to AAMAL and the directors and officers of AAMAL is included in AAMAL’s Form ADV filed with the SEC (File No. 801-62020), which is incorporated herein by reference and sets forth the officers and directors of AAMAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAMAL and such officers and directors during the past two years.

Item 27. Principal Underwriters.

(a) Aberdeen Fund Distributors LLC (the “Distributor”) does not act as principal underwriter for any other investment companies.

(b)

Name	Position with Underwriter	Position with Registrant

Vincent Esposito	Chief Executive Officer	President and Chief Executive
Officer
5 Tower Bridge
300 Barr Harbor
Drive, Suite 300
West Conshohocken,
PA 19428
Christopher Brown

5 Tower Bridge	Chief Compliance Officer, Chief	None
300 Barr Harbor	Financial Officer and Financial
Drive, Suite 300	Operations Principal
West Conshohocken,
PA 19428

(c) Not Applicable. Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of Citi Fund Services Ohio, Inc.: 3435 Stelzer Road, Columbus, Ohio 43219 and 100 Summer Street, 15th Floor, Boston, Massachusetts 02110 with the exception of those maintained by the Registrant’s investment adviser, Aberdeen Asset Management Inc. at 1735 Market Street, 37th Floor, Philadelphia, PA 19103.

Item 29. Management Services.

Not Applicable.

Item 30. Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities

(other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5/7 to this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 5/7 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 6th day of November, 2008.

Aberdeen Funds Registrant By: Vincent Esposito[1] Vincent Esposito President of Aberdeen Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date
Gary Bartlett[1]	Trustee	November 6, 2008
Gary Bartlett

Vincent Esposito[1]	President and Chief Executive Officer	November 6, 2008
Vincent Esposito

Megan Kennedy [1]	Treasurer, Chief Financial Officer And	November 6, 2008
Megan Kennedy	Principal Accounting Officer

P. Gerald Malone[1]	Chairman of the Board	November 6, 2008
P. Gerald Malone

Richard H. McCoy[1]	Trustee	November 6, 2008
Richard H. McCoy

Peter D. Sacks[1]	Trustee	November 6, 2008
Peter D. Sacks

John T. Sheehy[1]	Trustee	November 6, 2008
John T. Sheehy

Warren C. Smith[1]	Trustee	November 6, 2008
Warren C. Smith

Jack Solan[1]	Trustee	November 6, 2008
Jack Solan

Martin Gilbert[1]	Trustee	November 6, 2008
Martin Gilbert

By: /s/Lucia Sitar Lucia Sitar Attorney In Fact ___________________________

1 Pursuant to a power of attorney incorporated herein by reference.

EXHIBITS INDEX

EXHIBITS		EXHIBIT NO.
Certificate of Establishment		EX-99.a.1.b.
Rule 18f-3 Plan		EX-99.n.